Post-Retirement Liabilities - Additional Information (Detail) - BRL (R$) R$ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2018	May 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Obligation for past actuarial deficits relating to pension fund			R$ 721	R$ 787
Obligation for past actuarial deficits amortization description			Being amortized by June 2024, through monthly installments calculated by the system of constant installments (known as the 'Price' table), and adjusted by the IPCA (Expanded National Customer Price) inflation index (published by the Brazilian Geography and Statistics Institute - IBGE) plus 6% per year.
Obligation rate for actuarial assumption			6.00%
Costs of post-employment obligations			R$ 65	103	R$ 129
Financial costs and monetary updating expence			65	103	129
Life insurance, a recovery of expense			619		74
Post Employment Benefit Obligations [Member]
Disclosure of defined benefit plans [line items]
Costs of post-employment obligations			391	R$ 345	R$ 230
Pension Funds [member]
Disclosure of defined benefit plans [line items]
Expected employer contributions			166
Defined contribution plan [member]
Disclosure of defined benefit plans [line items]
Expected employer contributions			R$ 90
Entering into significant commitments or contingent liabilities [member]
Disclosure of defined benefit plans [line items]
Remuneratory interest	6.00%
deficit found in Plan	R$ 99
Monthly installments	167 monthly installments
Forluz pension [member]
Disclosure of defined benefit plans [line items]
Retirement benefits plan		R$ 283
Remuneratory interest		6.00%